Income Taxes (Details) - Schedule of Consolidated Statements of Income and Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of consolidated statements of income and comprehensive income [Abstract]
Income before taxes excluded the amounts of loss incurring entities	$ 1,024,835	$ 2,485,280
PRC EIT tax rates	15.00%	15.00%
Tax at the PRC EIT tax rates	$ 153,725	$ 372,792
Tax effect of R&D expenses deduction	(72,255)	(84,002)
Tax effect of non-deductible expenses	24,804	3,091
Tax effect of accumulated loss	(13,567)
Income tax expenses	$ 92,707	$ 291,881